Borrowings (Tables)	12 Months Ended
Jun. 30, 2022
Borrowings
Schedule of fair value of borrowings
	Total as of June 30, 2022	Total as of June 30, 2021	Fair value as of June 30, 2022	Fair value as of June 30, 2021
NCN	66,216	85,081	62,411	79,987
Bank loans	1,012	5,110	1,018	5,131
Bank overdrafts	5,871	8,665	5,871	8,665
Other borrowings	1,015	2,267	1,015	2,267
AABE Debt	405	423	405	423
Loans with non-controlling interests	215	341	215	341
Total borrowings	74,734	101,887	70,935	96,814
Non-current	13,052	76,619
Current	61,682	25,268
Total	74,734	101,887

Schedule of maturity of the group's borrowings
	June 30, 2022	June 30, 2021
Capital
Less than 1 year (i)	60,208	23,234
Between 1 and 2 years	10,470	66,542
Between 2 and 3 years	2,087	9,317
Between 3 and 4 years	106	272
Between 4 and 5 years	253	97
Later than 5 years	-	142
	73,124	99,604
Interest
Less than 1 year (i)	1,474	2,034
Between 1 and 2 years	-	89
Between 2 and 3 years	63	21
Between 3 and 4 years	9	74
Between 4 and 5 years	64	10
Later than 5 years	-	55
	1,610	2,283
	74,734	101,887

Schedule of borrowing by type of fixed-rate and floating-rate
	June 30, 2022
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	11,818	-	11,818
US Dollar	-	62,249	62,249
Subtotal fixed-rate borrowings	11,818	62,249	74,067
Floating rate:
Argentine Peso	418	-	418
US Dollar	-	249	249
Subtotal floating-rate borrowings	418	249	667
Total borrowings as per analysis	12,236	62,498	74,734
Total borrowings as per Statement of Financial Position	12,236	62,498	74,734
	June 30, 2021
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	16,605	-	16,605
US Dollar	-	81,573	81,573
Subtotal fixed-rate borrowings	16,605	81,573	98,178
Floating rate:
Argentine Peso	444	-	444
US Dollar	-	3,265	3,265
Subtotal floating-rate borrowings	444	3,265	3,709
Total borrowings as per analysis	17,049	84,838	101,887
Total borrowings as per Statement of Financial Position	17,049	84,838	101,887

Schedule of debt issuances
Entity	Series	Issuance / expansion date	Amount in original currency	Maturity date	Interest	Principal payment	Interest payment
rate
IRSA	Series I	nov-20	USD 3.1	3/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series VIII	nov-20	USD 31.7	11/12/2023	10.00% n.a.	33% in November 21, 33% in November 22, 34% in November 23	Quarterly
IRSA	Series IX	nov-20	USD 80.7	3/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Series XI	mar-21	USD 15.81	3/1/2024	5.00% n.a.	At expiration	Biannual
IRSA	Series XII	mar-21	UVAs 53.78	03/31/2024	4.00% n.a.	At expiration	Biannual
IRSA	Series XIII	aug-21	USD 58.1	08/26/2024	3.90% n.a	Biannual	Quarterly

Schedule of evolution of borrowing
	June 30, 2022	June 30, 2021
Balance at the beginning of the year	101,887	926,487
Borrowings	7,427	43,119
Payment of borrowings	(11,834)	(96,340)
(Payment) / Collection of short term loans, net	(999)	6,605
Interests paid	(8,204)	(23,535)
Deconsolidation	-	(697,452)
Accrued interests	7,722	19,465
Cumulative translation adjustment and exchange differences, net	22,656	(71,995)
Inflation adjustment	(42,666)	(4,455)
Reclassifications and other movements	(1,255)	(12)
Balance at the end of the year	74,734	101,887